Related Party Balances and Transactions (Details) - Schedule of Related Party Balances - USD ($)		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Jun. 30, 2023
Balance with related parties:
Accounts receivable	[1]	$ 272,546		$ 238,892
Non-marketable equity securities– Investment E				523,269
Balance with the shareholder:
Earnest deposit				7,182,131
Amount due to shareholder	[3]	6,289,743	[2]		$ 4,539,168
Receivable from the shareholder				$ 29,562,195

[1]	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.
[2]	Amount due to shareholder are those trade and nontrade payables arising from transactions between the Company and the shareholder, such as advances made by the shareholder on behalf of the Company, advances made by the Company on behalf of the shareholder, and allocated shared expense paid by the shareholder.
[3]	Amounts due to the holding company are those nontrade payables arising from transactions between the Company and the holding company, such as advances made by the holding company on behalf of the Company, advances made by the Company on behalf of the holding company, and allocated shared expenses paid by the holding company.